First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners International Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Argentina 2.2%
MercadoLibre, Inc.(a)	31,063	40,942,898
Austria 1.7%
Erste Group Bank AG	962,422	31,884,435
Canada 1.6%
Toronto-Dominion Bank (The)	489,078	29,294,017
Denmark 2.2%
Vestas Wind Systems A/S	1,405,519	40,963,030
France 10.4%
Carrefour SA	1,588,756	32,120,817
EssilorLuxottica SA	191,367	34,507,858
Legrand SA	364,278	33,284,929
Sanofi	394,290	42,772,077
Schneider Electric SE	323,741	53,768,069
Total		196,453,750
Germany 9.5%
Infineon Technologies AG	1,257,231	51,628,450
SAP SE	521,446	65,843,266
Siemens AG, Registered Shares	375,568	60,843,485
Total		178,315,201
Hong Kong 2.9%
AIA Group Ltd.	5,122,800	53,724,639
India 1.8%
HDFC Bank Ltd., ADR	500,518	33,369,535
Italy 1.7%
FinecoBank Banca Fineco SpA	2,115,132	32,406,163
Japan 15.5%
Bridgestone Corp.	985,100	40,017,425
KDDI Corp.	1,217,800	37,554,237
Keyence Corp.	97,300	47,687,583
Mitsubishi UFJ Financial Group, Inc.	7,392,900	47,378,646
Recruit Holdings Co., Ltd.	1,104,300	30,378,232
SMC Corp.	75,300	39,917,768
Sony Group Corp.	539,100	49,103,051
Total		292,036,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.9%
ASML Holding NV	86,262	58,783,081
Shell PLC	1,789,406	51,268,419
Total		110,051,500
South Korea 2.0%
Samsung Electronics Co., Ltd.	776,196	38,383,639
Spain 2.2%
Iberdrola SA	3,313,763	41,282,218
Sweden 2.0%
Nibe Industrier AB, Class B	766,104	8,732,913
Svenska Handelsbanken AB, Class A	3,362,077	29,118,492
Total		37,851,405
Switzerland 12.0%
Chocoladefabriken Lindt & Spruengli AG	3,551	41,939,613
Lonza Group AG, Registered Shares	63,631	38,305,843
Nestlé SA, Registered Shares	581,985	70,961,760
Roche Holding AG, Genusschein Shares	175,700	50,204,975
Sika AG	85,501	23,982,640
Total		225,394,831
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	311,547	28,980,102
United Kingdom 17.4%
AstraZeneca PLC	416,887	57,761,507
Bunzl PLC	813,585	30,731,226
Burberry Group PLC	1,160,603	37,162,314
Diageo PLC	1,018,104	45,437,652
GSK PLC	1,905,980	33,677,383
National Grid PLC	2,297,788	31,082,196
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	578,486	44,009,787
RELX PLC	1,445,459	46,813,982
Total		326,676,047
2	Variable Portfolio – Partners International Core Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.8%
Booking Holdings, Inc.(a)	14,783	39,210,577
lululemon athletica, Inc.(a)	89,068	32,437,675
Total		71,648,252
Total Common Stocks (Cost $1,699,257,300)		1,809,658,604

Preferred Stocks 2.1%
Issuer	Shares	Value ($)
Germany 2.1%
Porsche AG(a)	312,036	40,049,593
Total Preferred Stocks (Cost $25,738,750)		40,049,593
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(d),(e)	20,485,586	20,481,488
Total Money Market Funds (Cost $20,479,001)		20,481,488
Total Investments in Securities (Cost $1,745,475,051)		1,870,189,685
Other Assets & Liabilities, Net		9,240,156
Net Assets		$1,879,429,841

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	10,942,105	107,521,010	(97,984,114)	2,487	20,481,488	3,804	224,566	20,485,586
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7054_12_B01_(05/23)